Interests in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Interests In Subsidiaries Tables [Line Items]
Individually significant subsidiaries of UBS Group AG and UBS AG and other subsidiares of UBS AG
Individually significant subsidiaries of UBS Group AG as of 31 December 2025
Company Registered office Share capital in million Equity interest accumulated in %
UBS AG Zurich and Basel, Switzerland USD 385.8 100.0
UBS Business Solutions AG
1
Zurich, Switzerland CHF 1.0 100.0
1 UBS Business Solutions AG holds subsidiaries in China, India, Israel and Poland.
Individually significant subsidiaries of UBS AG as of 31 December 2025
1
Company Registered office Primary business Share capital in million Equity interest accumulated in %
Credit Suisse International London, UK Non-core and Legacy USD 1.3 97.6
2
UBS Americas Holding LLC Wilmington, Delaware, US Group Items USD 2,900.0
3
100.0
UBS Americas Inc. Wilmington, Delaware, US Group Items USD 0.0 100.0
UBS Asset Management AG Zurich, Switzerland Asset Management CHF 43.2 100.0
UBS Bank USA Salt Lake City, Utah, US Global Wealth Management USD 0.0 100.0
UBS Europe SE Frankfurt, Germany Global Wealth Management EUR 446.0 100.0
UBS Financial Services Inc. Wilmington, Delaware, US Global Wealth Management USD 0.0 100.0
UBS Securities LLC Wilmington, Delaware, US Investment Bank USD 1,283.1
4
100.0
UBS Switzerland AG Zurich, Switzerland Personal & Corporate Banking CHF 10.0 100.0
1 Includes direct and indirect
subsidiaries of UBS AG.
2 UBS Group AG owns the
remaining
2.4
%.
3 Consists of common share capital of
USD
1,000
and non-voting preferred share capital of
USD
2.9
bn.
4 Consists
of common share capital of USD 100,000
and non-voting preferred share capital of USD
1.3 bn.

Investments in associates and joint ventures
Investments in associates and joint ventures
USD m 2025 2024
Carrying amount at the beginning of the year 2,306 2,373
Additions 55 0
Disposals (1) (8)
Reclassifications
1
(292) 0
Share of comprehensive income 154 145
of which: share of net profit / (loss)
2
79 144
of which: share of other comprehensive income
3
75 0
Share of changes in retained earnings (2) (3)
Dividends received (159) (51)
Impairment (2)
Foreign currency translation 273 (149)
Carrying amount at the end of the year 2,332 2,306
of which: associates 2,332 2,057
of which: SIX Group AG, Zurich
4
1,612 1,484
of which: other associates 720 573
of which: joint ventures
1
249
1 In October 2024, UBS entered into an agreement to sell its 50
% interest in Swisscard AECS GmbH. In 2025, the investment was reclassified to Properties and other non-current assets held for sale within Other non-
financial assets. Refer to Note 28
for more information.
2 For 2025, consists of negative USD
14 m from associates and USD 94
m from joint ventures (for 2024, consists of
USD
91 m from associates and USD 54 m
from joint ventures).
3 For 2025,
consists of USD
75
m from associates.
4 In 2025, UBS
AG’s legal
equity interest amounted
to
34
% (for 2024,
UBS AG’s
legal equity interest
amounted to
34
%). UBS AG
is
represented on the Board of Directors.

Interests in unconsolidated structured entities
Interests in unconsolidated structured entities
31.12.25
USD m, except where indicated
Securitization
vehicles
1
Client
vehicles sponsored
by UBS
2
Investment
funds
Other vehicles
sponsored by third
parties
3
Total
Maximum
exposure to loss
4
Financial assets at fair value held for trading 80 415 7,696 173 8,363 8,363
Derivative financial instruments 0 230 56 0 286 286
Loans and advances to customers 126 0 172 61 359 359
Financial assets at fair value not held for trading 955 0 749 139 1,842 1,842
Financial assets measured at fair value through other
comprehensive income 0 0 0 0 0 0
Other financial assets measured at amortized cost 1,782 0 0 0 1,782 1,782
Total assets 2,942
5
645 8,673
6
373 12,632 12,632
Derivative financial instruments 0 287 940 0 1,227 51
Total liabilities 0 287 940 0 1,227 51
Assets held by the unconsolidated structured entities in
which UBS had an interest (USD bn) 32
7
3
8
232
9
0
10
31.12.24
USD m, except where indicated
Securitization
vehicles
1
Client
vehicles sponsored
by UBS
2
Investment
funds
Other vehicles
sponsored by third
parties
3
Total
Maximum
exposure to loss
4
Financial assets at fair value held for trading 94 143 6,482 235 6,953 6,953
Derivative financial instruments 2 110 83 0 195 195
Loans and advances to customers 0 138 286 23 446 446
Financial assets at fair value not held for trading 1,275 0 721 236 2,232 2,232
Financial assets measured at fair value through other
comprehensive income 0 0 0 0 0 0
Other financial assets measured at amortized cost 1,023 0 0 0 1,024 1,024
Total assets 2,394
5
392 7,571
6
494 10,851 10,851
Derivative financial instruments 1 50 716 0 767 2
Total liabilities 1 50 716 0 767 2
Assets held by the unconsolidated structured entities in
which UBS had an interest (USD bn) 63 3
8
195
9
0
10
1 Includes loans to pre-securitization
warehouse structured entities managed
by third parties that have
a high loan-to-value ratio
(LTV) or are
credit-impaired, as well as securities
issued by securitization structured
entities sponsored by
both UBS and
third parties.
2 Client vehicles sponsored
by UBS are structured
entities that do not
qualify as a
securitization in line
with regulatory requirements
and are not
considered an
investment fund.
3 Other vehicles sponsored by third parties are structured entities that do not qualify as a securitization in line with regulatory requirements and are not considered an investment fund. Interests in
other vehicles sponsored by third parties includes loans provided to third-party structured entities that have a high LTV or are credit-impaired.
4 For the purpose of this disclosure, maximum exposure to loss amounts do not consider the risk-reducing effects of collateral
or other credit enhancements.
5 As of 31 December 2025, USD
999 m (31 December 2024: USD 1,273
m) represents the carrying amount of UBS’s
interests in
securitization vehicles sponsored by UBS and USD 1,943 m (31 December 2024: USD 1,121
m) represents the carrying amount of UBS’s interests in securitization vehicles not sponsored by UBS.
6 As of 31 December
2025, USD 854
m (31 December
2024: USD
1,008
m) represents the
carrying amount of
UBS’s interests
in investment funds
sponsored by UBS
and USD
7,819
m (31 December
2024: USD
6,563 m) represents the
carrying amount of UBS’s interests
in investment funds not sponsored by UBS.
7 As of 31 December 2025, USD
30
bn represents the principal amount outstanding for securitization vehicles sponsored by UBS and
USD 2
bn represents the carrying amount of
UBS’s interests in securitization
vehicles not sponsored by UBS.
8 Represents the market value
of total assets.
9 As of 31 December 2025, USD
224 bn (31 December
2024: USD 188
bn) represents
the net
asset value
of investment
funds sponsored
by UBS
and USD
8
bn (31 December
2024: USD
7
bn) represents
the carrying
amount of
UBS’s interests
in investment
funds not
sponsored by UBS.
10 Represents the carrying amount of UBS’s interest in other vehicles sponsored by third parties.

UBS AG
Disclosure Interests In Subsidiaries Tables [Line Items]
Individually significant subsidiaries of UBS Group AG and UBS AG and other subsidiares of UBS AG
Other subsidiaries of UBS AG as of 31 December 2025
Company Registered office Primary business Share capital in million
Equity interest
accumulated in %
Banco de Investimentos Credit Suisse (Brasil) S.A. São Paulo, Brazil Investment Bank BRL 164.8 100.0
Bank-now AG Horgen, Switzerland Personal & Corporate Banking CHF 30.0 100.0
Credit Suisse (USA) LLC Wilmington, Delaware, US Group Items USD 0.0 100.0
UBS Asset Management (Americas) LLC Wilmington, Delaware, US Asset Management USD 0.0 100.0
UBS Asset Management Life Ltd London, UK Asset Management GBP 15.0 100.0
UBS Asset Management Switzerland AG Zurich, Switzerland Asset Management CHF 0.5 100.0
UBS Business Solutions US LLC Wilmington, Delaware, US Group Items USD 0.0 100.0
UBS Credit Corp. Wilmington, Delaware, US Global Wealth Management USD 0.0 100.0
UBS Fund Management (Switzerland) AG Basel, Switzerland Asset Management CHF 1.0 100.0
UBS (Monaco) S.A. Monte Carlo, Monaco Global Wealth Management EUR 49.2 100.0
UBS Securities Australia Ltd Sydney, Australia Investment Bank AUD 0.3
1
100.0
UBS Securities Hong Kong Limited Hong Kong SAR, China
Investment Bank HKD 4,254.2 100.0
UBS Securities Japan Co., Ltd. Tokyo, Japan Investment Bank JPY 44,908.7 100.0
UBS SuMi TRUST Wealth Management Co., Ltd. Tokyo, Japan Global Wealth Management JPY 5,165.0 51.0
1 Includes a nominal amount relating to redeemable preference shares.